Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000234391 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	5.60%
C000234391 | ABB Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234391 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234391 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234391 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234391 | Schneider Electric SE
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234391 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234391 | CRH PLC
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234391 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234391 | First Solar, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234391 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	41.40%
C000234391 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	27.00%
C000234391 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000234391 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.80%
C000234391 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.90%
C000234391 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243703 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	4.20%
C000243703 | Contemporary Amperex Technology Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243703 | Kweichow Moutai Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243703 | Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243703 | China Yangtze Power Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243703 | Weichai Power Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | CMOC Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | Sungrow Power Supply Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | Shenzhen Inovance Technology Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | Hangcha Group Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000243703 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.30%
C000243703 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243703 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000243703 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243703 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	15.60%
C000243703 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243703 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000243703 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000243703 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000243703 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000243703 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000243703 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251139 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000251139 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000251139 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000251139 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251139 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251139 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251139 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000251139 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251139 | Aon PLCA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251139 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251139 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000251139 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251139 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251139 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251139 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.60%
C000251139 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000251139 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.50%
C000251139 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000251139 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.20%
C000251139 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000251139 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.50%
C000251139 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251139 | SectorOther
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234392 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.10%
C000234392 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234392 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234392 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234392 | Tradeweb Markets, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234392 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234392 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234392 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234392 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234392 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234392 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000234392 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000234392 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	50.10%
C000234392 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234392 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234392 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000234392 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.40%
C000234392 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000243704 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000243704 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243704 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000243704 | Public Storage
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243704 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243704 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243704 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000243704 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243704 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243704 | SBA Communications Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243704 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000243704 | SectorSpecialty REITs
Holdings [Line Items]
Percent of Total Investments	36.90%
C000243704 | SectorResidential REITs
Holdings [Line Items]
Percent of Total Investments	17.00%
C000243704 | SectorRetail REITs
Holdings [Line Items]
Percent of Total Investments	13.40%
C000243704 | SectorReal Estate Holding and Development
Holdings [Line Items]
Percent of Total Investments	12.90%
C000243704 | SectorIndustrial & Office REITs
Holdings [Line Items]
Percent of Total Investments	12.10%
C000243704 | SectorDiversified REITs
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243704 | SectorHotel and Lodging REITs
Holdings [Line Items]
Percent of Total Investments	1.20%
C000234393 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234393 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234393 | McDonald's Corp.
Holdings [Line Items]
Percent of Total Investments	5.20%
C000234393 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234393 | Home Depot, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234393 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234393 | Ulta Beauty, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234393 | EssilorLuxottica SA
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234393 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234393 | Allstate Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234393 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234393 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234393 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234393 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000234393 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	48.80%
C000234393 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234393 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	14.60%
C000234393 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.90%
C000245650 | Less than 1 year
Holdings [Line Items]
Percent of Total Investments	51.70%
C000245650 | 1 to 3 years
Holdings [Line Items]
Percent of Total Investments	42.40%
C000245650 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.90%
C000248517 | Fair Isaac Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248517 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248517 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000248517 | Watsco, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248517 | ITT, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000248517 | Tetra Tech, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248517 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248517 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248517 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248517 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	31.60%
C000248517 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000248517 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000248517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.10%
C000248517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000248517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000248517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.30%
C000248517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.60%
C000248517 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248517 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000248517 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%